COMMON SHARE CAPITAL - Repurchase and cancellation of common shares (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 04, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Repurchased and cancelation of shares outstanding			0
Number of shares outstanding		1,221,891,341	1,227,837,974
Common share capital
Disclosure of classes of share capital [line items]
Number of common shares the company is authorized to repurchase	108,440,227
Number of shares outstanding		1,221,891,000	1,227,838,000	1,244,333,000
Repurchase and cancellation of shares (in shares)		78,857,250
Amount of shares repurchased and cancellation		$ 300.8
Average price of shares repurchased		$ 3.81
Repurchase and cancellation of shares		$ 287.1